Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument at Amortized Cost (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total amounts due from related parties	$ 27	$ 28
Liabilities subject to compromise	0	6,117
Level 2 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total amounts due from related parties	0	9
Level 2 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total amounts due from related parties	0	9
Level 3 | Fair value | Liability subject to compromise- Related Party Loan Payable (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0	176
Level 3 | Fair value | First Lien Senior Secured (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	195	0
Level 3 | Fair value | Second Lien Senior Secured (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	284	0
Level 3 | Fair value | Unsecured Convertible Bond - debt component (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	46	0
Level 3 | Fair value | Secured Credit Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	0	1,966
Level 3 | Carrying value | Liability subject to compromise- Related Party Loan Payable (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0	503
Level 3 | Carrying value | First Lien Senior Secured (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	184	0
Level 3 | Carrying value | Second Lien Senior Secured (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	284	0
Level 3 | Carrying value | Unsecured Convertible Bond - debt component (Level 3) | Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	50	0
Level 3 | Carrying value | Secured Credit Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	$ 0	$ 5,544